UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22430

Man Long Short Fund

(Exact name of registrant as specified in charter)

452 5th Avenue, New York, NY 10018

(Address of principal executive offices) (Zip code)

With a copy to:
Orly Lax	Michael S. Caccese
452 5th Avenue	K & L Gates LLP
New York, NY 10018	One Lincoln Street
(Name and address of agent for service)	Boston, MA 02111

Registrant’s telephone number, including area code: 212-649-6600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

Man Long Short Fund

Semi-Annual Report

For the six months ended September 30, 2012

MAN LONG SHORT FUND

Statement of Assets and Liabilities (Liquidation Basis)
September 30, 2012
(Unaudited)

Assets:
Investments in Hedge Funds, at net realizable value (cost $3,424,542)	$3,581,350
Cash and cash equivalents	5,875,517
Interest receivable	78
Receivable from Hedge Funds	136,371
Receivable from investments sold	22,951,173
Receivable from adviser, net of investment management fees payable	102,579
Prepaid expenses	31,345
Total assets	32,678,413
Liabilities:
Withdrawals payable	2,323,188
Distribution and service fees payable – Broker Class	4,670
Trustee fees and expenses payable	73,828
Legal fees payable	72,632
Accounts payable and accrued expenses	175,338
Total liabilities	2,649,656
Net assets	$30,028,757
Net assets consist of:
Paid-in-Capital	$31,648,645
Accumulated net investment loss	(2,505,228)
Accumulated net realized gains	728,532
Net unrealized appreciation on investments	156,808
Net assets	$30,028,757
Net assets:
Advisor Class	$30,028,757
Broker Class	$—
Shares Outstanding:
Advisor Class	3,163,499
Broker Class	—
Net Asset Value per share outstanding:
Advisor Class	$9.49
Broker Class*	$9.53

*	Liquidating net asset value for Broker Class as of September 30, 2012.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Schedule of Investments (Liquidation Basis)
September 30, 2012
(Unaudited)

	Shares	Cost	Net Realizable Value	% of Net Assets
Investments in Hedge Funds(1)
Passive Foreign Investment Companies
Equity Hedge
Long-Short Europe
Ridley Park Paragon Fund, Ltd.	2,239	$220,456	$193,074	0.64%
Long-Short Global
Lansdowne UK Equity Fund Limited(2)	5,570	2,124,086	2,082,945	6.94%
Long-Short US
Alysheba Fund, Ltd.	466	1,080,000	1,305,331	4.35%
Total Equity Hedge		3,424,542	3,581,350	11.93%
Total Investments		$3,424,542	$3,581,350	11.93%

All securities are non-income producing.

(1)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity of Man Long Short Fund's investments.
(2)	Please refer to Note 3, Fair Value Measurements, for more information regarding the liquidity provisions for investments greater than 5% of net assets.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Operations (Liquidation Basis)
For the Six Months Ended September 30, 2012
(Unaudited)

Investment income:
Dividend income	$2,092
Total investment income	2,092
Expenses:
Investment management fees	160,671
Trustee fees and expenses	50,949
Legal fees	56,167
Distribution and service fees – Broker Class	8,904
Audit fees	38,269
Transfer agent fees	5,482
Regulatory administration fees	90,833
Insurance expense	38,060
Interest expense	541
Other expenses	161,352
Total expenses	611,228
Expenses reimbursed by Adviser	(383,496)
Net expenses	227,732
Net investment loss	(225,640)
Net realized and unrealized loss on investments:
Net realized gain from investments	1,300,313
Change in unrealized appreciation/depreciation on investments	(1,653,514)
Net realized and unrealized loss from investments	(353,201)
Net decrease in net assets resulting from operations	$(578,841)

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2012 (Liquidation Basis) (Unaudited)	For the Year Ended March 31, 2012
Net assets, beginning of period	$32,370,786	$31,792,156
Net increase (decrease) in net assets resulting from operations:
Net investment loss	(225,640)	(419,788)
Net realized gain (loss) from investments	1,300,313	(678,282)
Change in unrealized appreciation/depreciation on investments	(1,653,514)	(102,439)
Net increase (decrease) in net assets resulting from operations	(578,841)	(1,200,509)
Distributions from net investment income
Advisor Class	—	(664,247)
Broker Class*	—	(20,897)
Change in net assets from distributions	—	(685,144)
Capital Transactions:
Advisor Class
Subscriptions	100,000	350,000
Proceeds from reinvestment of dividends	—	664,247
Redemptions	(447,866)	—
Broker Class*
Subscriptions	460,000	1,440,000
Proceeds from reinvestment of dividends	—	10,036
Redemptions	(1,875,322)	—
Change in net assets from capital transactions	(1,763,188)	2,464,283
Net assets, end of period	$30,028,757	$32,370,786
Accumulated net investment loss	$(2,505,228)	$(2,171,755)
Advisor Class Share Transactions:
Issued	10,351	36,712
Reinvested	—	70,863
Redeemed	(47,182)	—
Change in shares	(36,831)	107,575
Broker Class Share Transactions:*
Issued	47,667	147,953
Reinvested	—	1,058
Redeemed	(196,678)	—
Change in shares	(149,011)	149,011

*	Broker Class commenced operations on November 1, 2011.

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Statement of Cash Flows (Liquidation Basis)
For the Six Months Ended September 30, 2012
(Unaudited)

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(578,841)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(3,457,569)
Proceeds from disposition of investments	30,688,379
Net realized gain from investments	(1,300,313)
Change in unrealized appreciation/depreciation on investments	1,653,514
Decrease in advanced subscriptions to Hedge Funds	1,400,000
Increase in interest receivable	(64)
Decrease in receivable from Hedge Funds	(5,661)
Increase in receivable from investments sold	(22,951,173)
Decrease in receivable from adviser, net of investment management fees payable	68,728
Increase in withdrawals payable	2,323,188
Decrease in prepaid expenses	5,196
Increase in distribution and service fees payable – Broker Class	1,364
Increase in trustee fees payable	50,950
Decrease in legal fees payable	(11,562)
Decrease in accounts payable and accrued expenses	(9,271)
Net cash provided by operating activities	7,876,865
Cash flows from financing activities:
Subscriptions	250,000
Repayments on line of credit	(350,000)
Withdrawals	(2,323,188)
Net cash used in financing activities	(2,423,188)
Net increase in cash and cash equivalents	5,453,677
Cash and cash equivalents at beginning of period	421,840
Cash and cash equivalents at end of period	$5,875,517
Supplemental schedule of cash activity:
Cash paid for interest	$499

See accompanying notes to financial statements.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

1. ORGANIZATION

Man Long Short Fund (the “Fund”) was organized on May 25, 2010, as a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933 (the “1933 Act”), as a non-diversified closed-end management investment company. The Fund commenced operations on September 1, 2010. The Fund registered 30,000,000 shares of beneficial interest (“Shares”), which were issued in more than one class.

The Fund’s investment objective was to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Fund invested substantially all of its investable assets in hedge funds which are pooled investment vehicles that globally invest in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling (“Hedge Funds”).

The Board of Trustees (the “Board” and each member a “Trustee”) provides broad oversight over the operations and affairs of the Fund. Certain Trustees also serve as members of the Fund’s Audit Committee and/or the Fund’s Valuation Committee. A majority of the Board is comprised of independent trustees. The Board is authorized to engage an investment adviser and has selected Man Investments (USA) LLC, (the “Adviser”), to manage the Fund’s portfolio and operations, pursuant to an advisory agreement (the “Advisory Agreement”). The Adviser is an Illinois limited liability company registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended, and is also registered as a “commodity trading advisor” and a “commodity pool operator” with the Commodity Futures Trading Commission and is a member of the National Futures Association. Under the Advisory Agreement, the Adviser was responsible for the day-to-day management of the Fund and for the allocation of assets to various Hedge Funds, subject to policies adopted by the Board. Man Investments, Inc. (“MII”), an affiliate of the Adviser, served as the investor servicing agent and general distributor and as such, provided or procured investor services and administrative assistance for the Fund. MII could delegate all or a portion of its duties as investor servicing agent to other parties, who would in turn act as sub-servicing agents.

Effective August 1, 2012, the Board authorized a plan of liquidation of all outstanding Shares of the Fund (the “Plan”) upon recommendation by the Adviser. The Board considered the Fund's small size, among other factors, in its decision to liquidate the Fund. The Fund commenced a final tender offer (“Offer”) on August 27, 2012 to repurchase all outstanding Shares at net asset value as of September 30, 2012.

Under the Fund’s organizational documents, the Fund’s Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with service providers, which also provide for indemnifications by the Fund. The Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be against the Fund. However, Fund management expects the risk of loss to be remote.

The Fund offered two classes of shares: Advisor Class and Broker Class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Broker Class Shares were subject to a front-end sales load of up to 3.00%. The minimum initial investment in the Fund by any eligible investor was $50,000, and the minimum additional investment in the Fund was $10,000.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

Pursuant to the Plan, the Fund changed its basis of accounting to the liquidation basis effective August 1, 2012. The liquidation basis of accounting (“LBA”) is appropriate when an entity is no longer considered a going concern. LBA requires the Fund to record its assets and liabilities at estimated net realizable value.

The accounting and reporting policies of the Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH AND CASH EQUIVALENTS

The Fund considers all highly liquid financial instruments with original maturities at the time of purchase of three months or less to be cash equivalents.

(c) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(d) INVESTMENT SECURITIES TRANSACTIONS

The Fund records investment transactions on a trade-date basis.

Prior to July 31, 2012, investments in Hedge Funds held by the Fund were carried at fair value, using the net asset value per share as a practical expedient, and the corresponding change in appreciation/depreciation is included in the Statement of Operations. Beginning August 31, 2012, investments held by the Fund have been recorded at net realizable value (as further defined below) at the date of the financial statements, and the corresponding change in appreciation/depreciation for the period August 1, 2012 through September 30, 2012 is included in the Statements of Changes in Net Assets.

Realized gains and losses on investments, including Hedge Funds, are calculated using the first-in first-out method to determine cost.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis.

(f) VALUATION OF INVESTMENTS

The valuation of the Fund’s investments will be determined as of the close of business at the end of each reporting period, generally monthly. The valuation will be determined in a similar manner through the date the Fund holds investments in Hedge Funds, and thereafter in a manner and timing to facilitate the final liquidation of the Fund. The valuation of the Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Fund’s administrator (the “Administrator”). The Board’s Valuation Committee has primary responsibility for ensuring that appropriate valuation methods are used to price investments for the Fund.

The Board’s Valuation Committee has adopted valuation policies and procedures and delegated day to day valuation to the adviser’s valuation committee, which applies the Fund’s policies and procedures and interacts with and reports to the Board’s Valuation Committee, as appropriate.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

Prior to July 31, 2012, investments held by the Fund were valued as follows:

•	HEDGE FUNDS – Investments in Hedge Funds were ordinarily carried at fair value based on the valuations provided to the Administrator by the investment managers of such Hedge Funds or the administrators of such Hedge Funds. These Hedge Funds value their underlying investments in accordance with policies established by such Hedge Funds. Prior to the initial investment in any Hedge Fund, the Adviser, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Hedge Fund to determine whether such methods are appropriate for the asset types. All of the Fund’s valuations utilize financial information supplied by each Hedge Fund and are net of management and performance incentive fees or allocations payable to the Hedge Funds’ managers pursuant to the Hedge Funds’ agreements. Generally, Hedge Funds in which the Fund invests will use market value when available, and otherwise use principles of fair value applied in good faith. The Adviser will consider whether it is appropriate, in light of the relevant circumstances, to value shares at net asset value as reported by a Hedge Fund for valuation purposes, or whether to adjust such reported value to reflect fair value, consistent with fair value principles used by the Fund for valuing its own investments. Because of the inherent uncertainty of valuation, this fair value may significantly differ from the value that would have been used had a ready market for the investments in Hedge Funds existed. The Fund’s investments in Hedge Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Hedge Funds.
•	FOREIGN CURRENCY – The accounting records of the Fund are maintained in U.S. dollars. Investments of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

Hedge Funds held by the Fund and other investments made by the Fund may utilize various types of investments and investment strategies, including those described below. The Fund did not invest directly in these investments during the current period.

Effective August 1, 2012, under LBA, the Fund’s investments are recorded at their net realizable value, which is the amount of cash, or its equivalent, into which the investment is expected to be converted at redemption.

The Fund is not able to obtain complete investment holding details on each of the Hedge Funds comprising the total portfolio in order to determine if the Fund’s proportional share of any investments held by the Hedge Funds exceed 5% of net assets of the Fund as of September 30, 2012.

(g) FEDERAL INCOME TAXES

The Fund intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code in order to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to the shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. Prior to July 31, 2012, the Fund acquired interests in Hedge Funds organized outside the United States that are treated as corporations for U.S. tax purposes and that will generally be treated as passive foreign investment companies (“PFICS”) for federal income tax purposes. Therefore, no federal income or excise tax provision should be required.

The Adviser has evaluated the tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current period. For the six months ended September 30, 2012, the Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.

The Fund’s tax cost as of September 30, 2012, was $5,416,965, resulting in an accumulated net unrealized depreciation of $1,835,615 consisting of $255,331 in gross unrealized appreciation and $2,060,946 in gross unrealized depreciation.

The tax character of dividends paid to shareholders as of the latest tax year ended October 31, 2011 were as follows:

Ordinary Income	Total Taxable Distributions	Total Distributions Paid
$947,951	$947,951	$947,951

As of the latest tax year ended October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings (Deficit)
$685,144	$(164,649)	$(962,027)	$(441,532)

As of the latest tax year ended October 31, 2011, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Expires tax year ending	Capital loss carry forwards
2019	$164,649

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. The provisions of the Act will generally be effective for the Fund’s taxable year ending October 31, 2012. The Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) to be carried forward indefinitely. However, the Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The Act also contains provisions which are intended to reduce the circumstances under which a RIC would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the Act on the Fund, if any, will be contained with the “Federal Income Taxes” section of the Fund’s final audited Notes to Financial Statements in liquidation for the period ended December 31, 2012.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

(h) DISTRIBUTION TO SHAREHOLDERS

As soon as practicable after paying or adequately providing for the payment of the Fund’s liabilities, the Fund shall distribute all of its remaining assets in cash payments to its Shareholders of record as of the close of business on the date immediately preceding a liquidation date.

3. FAIR VALUE MEASUREMENTS

The Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date under current market conditions. The Fund considers fair value to be the equivalent of net realizable value under LBA.

The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — investments with other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term”
•	Level 3 — investments with significant unobservable inputs (which may include the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, all or a portion of the investment is side-pocketed or have lock-up periods greater than 90 days.

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The following is a summary categorization as of September 30, 2012, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Investments
Passive Foreign Investment Companies
Equity Hedge	$—	$3,581,350	$—	$3,581,350
Total Investments	$—	$3,581,350	$—	$3,581,350

There were no transfers between Levels 1, 2 or 3 as of September 30, 2012, based on levels assigned to Hedge Funds on March 31, 2012.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

3. FAIR VALUE MEASUREMENTS - (continued)

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Balance as of March 31, 2012	Transfer In	Gross Purchases	Gross (Sales)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Balance as of September 30, 2012
Investments
Passive Foreign Investment Companies
Equity Hedge	$39,886	$—	$—	$(11,076)	$(28,557)	$(253)	$—
Total Investments	$39,886	$—	$—	$(11,076)	$(28,557)	$(253)	$—

The net realized gain (loss) and change in unrealized appreciation/depreciation on the investments in the table above are reflected in the accompanying Statement of Operations.

The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date.

Certain Hedge Funds in which the Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. The Hedge Funds in which the Fund invests have withdrawal rights ranging from monthly to annually after a maximum of a two year lock up period from the date of the initial investment.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

3. FAIR VALUE MEASUREMENTS - (continued)

A listing of the investments held by the Fund and their attributes as of September 30, 2012, are shown in the table below.

Investment Category	Investment Strategy	Net Realizable Value (in 000's)	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Equity Hedge(a)	The Fund's investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies.	$3,581	Monthly – Quarterly	30 – 90	up to 3% redemption fee

*	The information summarized in the table above represents the general terms for a majority of the investments in Hedge Funds within the specified investment category. Individual Hedge Funds may have terms that are different than the general terms indicated for the investment category as a whole. In addition, most Hedge Funds have the flexibility, as provided for in their constituent documents, to modify and/or waive such terms. The Fund's investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Hedge Funds, would generally be the net asset value as provided by the fund or its administrator.
(a)	This category includes Hedge Funds that may rely upon specific regional or industry expertise to identify investment opportunities. Industry-focused Hedge Fund Managers may, for example, focus on specific industry sectors such as technology, health care and financials. Hedge Fund Managers’ geographic focus may be as broad as global, U.S., Europe or Asia, or as narrow as a specific country such as Japan. Additionally, long-short equity Hedge Fund Managers may be value-oriented, growth-oriented or opportunistic.

Below are the cost, fair value as percentage of net assets, and liquidity provisions for all investments in Hedge Funds constituting greater than 5% of net assets as of September 30, 2012:

Investment	Cost	Net Realizable Value as % of Net Assets	Liquidity Provisions
Lansdowne UK Equity Fund Limited	2,124,086	6.94%	91 days; 2% redemption fee
Total Investments	$2,124,086	6.94%

4. SHAREHOLDER ACCOUNTS

(a) ISSUANCE OF SHARES

Upon receipt from an eligible investor of an initial or additional application for Shares, which was generally accepted as of the first day of each month, the Fund issued new Shares at the then current NAV per share. No market exists for the Shares, and none is expected to develop. The Fund is not required, and does not intend, to hold annual meetings of its shareholders. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

As of September 30, 2012, the Adviser owned 100% of the outstanding Shares of the Fund.

(b) REPURCHASE OF SHARES

Prior to July 31, 2012 and from time to time, the Fund offered to repurchase outstanding Shares pursuant to written tenders by Shareholders. Repurchase offers were made at such times and on such terms as may be

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

4. SHAREHOLDER ACCOUNTS - (continued)

determined by the Board in its sole discretion, and generally were offers to repurchase a specified dollar amount of outstanding Shares. Pursuant to the Plan, The Fund commenced a tender offer to repurchase all outstanding Broker Class Shares from shareholders on or about August 27, 2012.

5. INVESTMENT RISKS

In the normal course of business, the Hedge Funds in which the Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund’s risk of loss in these Hedge Funds is limited to the value of the Fund’s investment in such Hedge Funds. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to provide a certain type of exposure for the Fund’s overall portfolio.

Hedge Funds selected by the Fund typically manage portfolios of both long and short positions in equity securities. The success of such Hedge Fund Managers depends largely on their ability to identify mispriced stocks. Individual Hedge Funds may incorrectly size their positions despite position and risk limits. Long-short equity Hedge Fund Managers rely upon market liquidity to manage their portfolio risk. Illiquidity, particularly in a market exhibiting either an up or down trend, could result in significant losses. Moreover, despite carrying both long and short equity positions in their portfolios, long-short equity Hedge Fund Managers typically maintain some overall level of long or short exposure to the equity markets and are susceptible to significant price moves in equities.

6. INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of September 30, 2012, the Fund held investments in Hedge Funds.

For the six months ended September 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short term investments) were $3,457,569 and $30,688,379 respectively.

(b) AFFILIATED HEDGE FUNDS

The Fund’s investments in certain Hedge Funds may be deemed to be investments in affiliated issuers under the 1940 Act, because the Fund and its affiliates own more than a 5% interest in the Hedge Funds to be an affiliate, or more than a 25% interest to be a controlled affiliate. The activity resulting from investments in these Hedge Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. As of September 30, 2012, there were no Hedge Funds deemed to be investments in affiliated issuers.

7. ADMINISTRATION AND CUSTODIAN AGREEMENT

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Fund’s administrator, fund accounting agent and transfer agent (the “Administrator”). For its services as Administrator, the Fund pays Citi a monthly administration fee which is not expected to exceed 0.065%, subject to certain minimum fees, of the aggregate value of outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares).

Citibank N.A. (“Citibank”) serves as the Fund’s custodian. Pursuant to a custodian agreement, Citibank maintains custody of the Fund’s assets. In consideration of these services to the Fund, the Fund pays Citibank a monthly fee which is not expected to exceed 0.025% of the aggregate value of all outstanding Shares determined as of the last day of each calendar month (before any repurchases of Shares). In addition, Citibank may charge the Fund for transaction related costs and is entitled to reimbursement of certain expenses.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

8. RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

Under the terms of the Advisory Agreement between the Adviser and the Fund, the Adviser is entitled to receive a management fee at an annual rate of 1.00%, based on the aggregate value of the Fund’s outstanding Shares determined as of the last calendar day of each month. The management fee is accrued monthly and payable quarterly in arrears (before any repurchases of Shares).

The Adviser has contractually agreed to limit the total annualized operating expenses of the Fund (exclusive of any borrowing and investment related costs, extraordinary costs, and the costs associated with the underlying Hedge Funds) to 1.25% for Advisor Class Shares and 2.25% for Broker Class Shares (the “Expense Limitation Agreement”) for an initial period of two years, through August 31, 2012. This expense limitation agreement was renewed for the period September 1, 2012 through August 31, 2013 at the same amount of 1.25% for Advisor Class Shares and 2.25% for Broker Class Shares and will terminate upon liquidation of the Fund.

(b) DISTRIBUTION AND SERVICING AGREEMENT

In consideration for providing or procuring investor services and administrative assistance to the Fund, MII received an investor distribution and servicing fee equal to 1.00% (on an annualized basis) of the Fund’s aggregate monthly net assets of Broker Class Shares, calculated at the end of each month (before any repurchases of Shares), and payable quarterly in arrears. Advisor Class Shares are not subject to any investor distribution and servicing fee.

9. INDEBTEDNESS OF THE FUND

As a fundamental policy, the Fund may borrow money or issue any senior security, to the extent permitted under the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time in order to meet redemption requests, for bridge financing of investments in Hedge Funds, or for cash management purposes.

In effecting the Fund’s investment strategies, the Fund does not intend to leverage its investments with Hedge Fund Managers. The Fund may choose to engage in such leveraging of its investments if the Adviser believes it can generate greater returns on such borrowed funds than the cost of borrowing. However, there is no assurance that returns from borrowed funds would exceed interest expense. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Borrowings by Hedge Funds are not subject to this requirement. Certain short-term borrowings under the 1940 Act are not considered the use of investment leverage, and are subject to the above asset coverage requirement. The Fund may be required to pledge assets when borrowing, which in the event of an uncured default, could affect the Fund’s operations, including preventing the Fund from conducting a repurchase of its Shares. In addition, the terms of any borrowing may impose certain investment restrictions on the Fund.

On June 20, 2011, the Fund entered into a line of credit agreement with an expiration date of June 19, 2012 (the “Agreement”) with Bank of America N.A., London Branch. The Agreement was not renewed and final payment was made to payoff the Agreement on September 12, 2012. The Agreement provided a $3,000,000 credit facility, with available borrowing capacity subject to collateral percentage allocations of 15%-50% (“manager percentages”). These manager percentages are an allocation of an eligible investee fund interest issued by an eligible investee fund that is managed by a new investee fund manager. The Fund must also diversify its allocations among at least 15 underlying eligible investee fund interests. While the Agreement was open, the Fund pledged its investments and other assets as collateral to Bank of America N.A., London Branch to secure borrowings under the Agreement. The Agreement provided for an annual commitment fee of 0.80% plus interest accruing on any borrowed amounts at the one-month London Interbank Offered Rate (LIBOR) plus a spread of 1.90% per annum, payable monthly in arrears. For the

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

9. INDEBTEDNESS OF THE FUND - (continued)

period ended September 12, 2012, the commitment fee paid to Bank of America N.A., London Branch was $17,398. The maximum amount borrowed during the period ended September 12, 2012 was $350,000. The weighted average interest rate paid on the line of credit outstanding borrowings during the period ended September 12, 2012 was 2.14%.

10. FINANCIAL HIGHLIGHTS

Advisor Class Shares	Broker Class Shares
For the Six Months Ended September 30, 2012 (In Liquidation) (Unaudited)	For the Year Ended March 31, 2012	For the Period from September 1, 2010(1) through March 31, 2011	For the Six Months Ended September 30, 2012 (In Liquidation) (Unaudited)	For the Period from November 1, 2011(1) through March 31, 2012
Per share operating performance:
Net asset value, beginning of period	$9.66	$10.28	$10.00	$9.75	$10.00
Income from operations:
Net investment loss(2)	(0.06)	(0.13)	(0.07)	(0.11)	(0.09)
Net realized and unrealized gain (loss) from investments	(0.11)	(0.28)	0.67	(0.11)	0.05	(3)
Net increase (decrease) resulting form operations	(0.17)	(0.41)	0.60	(0.22)	(0.04)
Distributions paid from:
Net investment income	—	(0.21)	(0.32)	—	(0.21)
Net asset value, end of period	$9.49	$9.66	$10.28	$9.53	(10)	$9.75
Ratios to average net assets:(4)(5)
Net investment loss	(1.35)%	(1.32)%	(1.25)%	(2.35)%	(2.35)%
Total gross operating and financing expenses(6)(7)	3.76%	5.36%	2.92%	4.77%	6.44%
Total net operating and financing expenses(7)	1.36%	1.33%	1.25%	2.36%	2.36%
Portfolio Turnover(8)	12.92%	26.33%	15.76%	12.92%	26.33%
Total return (excludes sales charge)(9)	(1.76)%	(3.95)%	6.00%	(2.26)%	(.38)%
Net assets, end of period (000's)	$30,029	$30,917	$31,792	$—	$1,453

(1)	Commencement of operations.
(2)	Calculated using average shares measured at the end of each month during the period.
(3)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregated gains and losses in the portfolio of investments during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(4)	Ratios are calculated by dividing the indicated amount by average net assets measured at the end of each month during the period. Ratios have been annualized for periods less than twelve months.
(5)	Ratios do not reflect the Fund's proportionate share of income and expenses of the Hedge Funds.
(6)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

MAN LONG SHORT FUND

Notes to Financial Statements (Liquidation Basis)
September 30, 2012
(Unaudited)

10. FINANCIAL HIGHLIGHTS - (continued)

(7)	The ratios include accrued fees associated with the Fund's line of credit during the period. The net expense ratio to average net assets for the year ended March 31, 2012 was 1.25% and 2.25%, for the Advisor and Broker Class shares respectively, exclusive of these fees in accordance with the expense limitation agreement.
(8)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Portfolio turnover is not annualized for periods less than twelve months.
(9)	Total return is calculated for the shareholders taken as a whole. Total return is not annualized for periods less than twelve months.
(10)	Liquidating net asset value for Broker Class share as of September 30, 2012.

11. SUBSEQUENT EVENTS

On November 9, 2012, a payment of $2,323,188 was made to satisfy shares redeemed by the Advisor Class and Broker Class as of September 30, 2012.

On November 13, 2012, the Fund filed Form N-8F under the 1940 Act with the Securities and Exchange Commission seeking deregistration as a non-diversified closed-end management investment company.

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were filed. Based on this evaluation, no adjustments or additional disclosures were required to be made in the financial statements as of September 30, 2012.

MAN LONG SHORT FUND

Supplemental Information
September 30, 2012
(Unaudited)

Trustees and Officers

The Fund’s operations are managed under the direction and oversight of the Board. Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Fund who are responsible for the Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Trustees

Prior to July 1, 2011, the Fund paid each Trustee who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Trustees”) an annual retainer of $30,000, and meeting fees of $1,000 (or $500 in the case of telephonic meetings) and such compensation shall encompass attendance and participation at all Board meetings, and any Committee meetings thereof. Effective July 1, 2011, the Independent Trustees will each be paid an annual retainer of $15,000 and meeting fees of $1,000 (or $500 in the case of telephonic meetings) by the Fund. Trustees are also reimbursed by the Fund for their travel and expenses related to Board Meetings.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Fund as of September 30, 2012.

Asset Class(1)	Fair Value
Equity Hedge	$3,581,350	100.00%
Total Investments	$3,581,350	100.00%

(1)	The complete list of investments included in the following asset class category is included in the Schedule of Investments of the Fund.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-866-436-2512; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees of the Fund. The SAI is available, without charge, upon request by calling 1-866-436-2512.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASE OF EQUITY SECURITIES
Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(C) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(D) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2012 through April 30, 2012	—	—	—	None
May 1, 2012 through May 31, 2012	—	—	—	None
June 1, 2012 through June 30, 2012	—	—	—	None
July 1, 2012 through July 31, 2012	—	—	—	None
August 1, 2012 through August 31, 2012	—	—	—	None
September 1, 2012 through September 30, 2012
Advisor Class	47,182	$9.49	47,182	None
Broker Class	196,678	$9.53	196,678	None
Total	243,860		243,860

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Man Long Short Fund

By (Signature and Title) /s/ Lance Donenberg

Lance Donenberg

President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Lance Donenberg

Lance Donenberg

President and Principal Executive Officer

Date: November 28, 2012

By (Signature and Title) /s/ JingLu Eng

JingLu Eng

Treasurer and Principal Financial and Accounting Officer

Date: November 28, 2012